NET INCOME (LOSS) PER ORDINARY SHARE - Additional Information (Details) - shares		12 Months Ended
	Dec. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
NET INCOME (LOSS) PER ORDINARY SHARE
Non-contingent ordinary shares included in the calculations of basic and diluted net income per share	11,204,400
Number of share options were excluded from the computation of diluted earnings per share		0	4,407,900